Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Dana Unconstrained Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		14.49%
Dana Concentrated Dividend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		13.16%
Dana Limited Volatility ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.15%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.46%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.17%)